Property, Plant and Equipment, Net: Schedule of Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property, Plant and Equipment, Net:
Schedule of Property, Plant and Equipment, Net

	At December 31, 2011	At December 31, 2010
Land	132,995	122,019
Buildings and land improvements	1,396,757	1,269,917
Transfer devices	142,801	145,448
Operating machinery and equipment .	2,742,409	2,353,948
Transportation equipment and vehicles	796,053	555,102
Tools, furniture, fixtures and other	36,529	52,070
	5,247,544	4,498,504
Less: accumulated depreciation	(1,773,063)	(1,567,214)
Operating property, plant and equipment, net	3,474,481	2,931,290

Mining plant and equipment	563,176	503,588
Less: accumulated depletion	(81,646)	(71,310)
Mining plant and equipment, net	481,530	432,278

Construction-in-progress	3,120,292	2,028,758
Property, plant and equipment, net	7,076,303	5,392,326